Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,804	$ 7,744
Reasonably possible change in risk variable, percent	1.00%
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,804	7,744
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ 20	38
Debt denominated in US dollars | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	4,100	4,827
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,704	2,917
Guatemala | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	595	605
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	605	699
Tanzania | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	0	38
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	260	310
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	171	195
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	173	99
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	773	846
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	30	36
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 96	$ 88